SCHEDULE OF LOANS PAYABLE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Opening balance	$ 86,571	$ 93,317
Fair value adjustment		(4,891)
Repayment of loans payable	(5,060)	(6,746)
Accretion expense	3,893	4,891
Ending balance	85,404	86,571
Current loans payable	85,404	81,512
Non-current loans payable		5,059
Ending balance	$ 85,404	$ 86,571